Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP.
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, provision for inventory written down, allowance for doubtful accounts, valuation allowance for deferred tax assets, impairment for goodwill, put option liability, warranty liabilities, useful lives and impairment for property, plant and equipment and intangible assets. Actual results could differ from those estimates.

Liquidity and uncertainty

Liquidity and uncertainty

In accordance with ASC 205-40, Going Concern, the Company has evaluated whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The Company has incurred an operating loss in 2017 and the mobile phone business segment, including original design products (ODP) and the brand name phone sales, has experienced increased competition and a corresponding decrease in the average sales price per unit and the associated total revenue. Further, cash flows from operating activities, with the exception of 2017, have been negative since 2015. The Company is actively pursuing an increase in revenue generation and consistent positive operating income and cash flows from operations. During 2017, the Company sold Techfaith Intelligent Handset Beijing a significant real estate holding (See Note 7), and generated cash proceeds of $65,093 in 2017 from this transaction which was utilized in operations and to finance a third party manufacturer. The cash on hand of $735 as of December 31, 2017, together with the expected collection of current receivable from real estate disposition of $35,983 in 2018 will be sufficient to meet the Company’s anticipated obligations within the normal operating cycle of twelve months period.

However, the Company will likely need to raise additional capital or monetize other significant real estate holdings prior to the generation of sustainable positive cash flow from operating activities. The Company can provide no assurances that additional financings or real estate sales will be consummated on acceptable terms, or at all. If the Company is unable to effect a sufficient financing or capital raise, there could be a material adverse effect on the Company.

Reclassification

Reclassification

Certain prior year amounts have been reclassified to conform with the current year presentation, specifically the revenue, costs and receivables related to real estate business segment. See Note 24– Operating segment and geographic information.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash	Restricted cash The Group’s restricted cash is related to security deposits held in designated bank accounts for issuance of bank acceptance.
Allowance for doubtful accounts

Allowance for doubtful accounts

Accounts receivable represent those receivables derived in the ordinary course of business. Notes receivable are bank accepted drafts related to trade receivables of revenue that are non-interest bearing and due within one year. The Group maintains an allowance for doubtful accounts for estimated losses on uncollected accounts receivable and notes receivable. Management considers the following factors when determining the collectability of specific accounts: creditworthiness of customers, aging of the receivables, past transaction histories with the customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•	Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model-based techniques that include option pricing models, discounted cash flow (“DCF”) models, and similar techniques.

See Note 20 for assets and liabilities measured at fair value on a recurring basis and a non-recurring basis.

Inventories, net

Inventories, net

Inventories of the Group consist of raw materials, finished goods and work in progress. Inventories are stated at the lower of cost or net realizable value. Inventory costs also include expenses that are directly or indirectly incurred in the acquisition, including shipping and handling costs charged to the Group by suppliers. Inventory cost includes the cost of materials and supplies used in production, direct labor costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labor. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value taking consideration of estimates of future demand, technology developments, and market conditions.

Assets held for sale

Assets held for sale

The Group considers property, plant and equipment to be assets held for sale when all of the following criteria are met: i) a formal commitment to a plan to sell a property was made and exercised; ii) the property is available for sale in its present condition; iii) actions required to complete the sale of the property have been initiated; iv) sale of the property is probable and the Group expects the completed sale will occur within one year; v) the property is actively being marketed for sale at a price that is reasonable given its current market value; and vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Upon designation as assets held for sale, the Group records each property at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and the Group ceases depreciation.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation and amortization. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Office building	47 or 48 years
Plant and machinery	4 years
Furniture, fixtures and equipment	4 years
Motor vehicles	4 years
Software application	3-4 years
Leasehold improvements	Shorter of the lease term or 4 years

Land use rights, net

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives, which is generally 50 years and represents the shorter of the estimated usage periods or the terms of the agreements.

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets with finite lives are amortized on a straight-line basis over their expected useful economic lives. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software license	2-5 years
Customer base	5 years
Contract backlog	2 months
Trade name and domain name	4 years

Impairment of long-lived assets and intangible assets with finite lives

Impairment of long-lived assets and intangible assets with finite lives

The Group reviews its long-lived assets and intangible assets, including property, plant and equipment and acquired intangible assets, with finite live for impairment whenever events or change in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may no longer be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. The Group recorded impairment losses of $nil, $nil and $1,750 for the years ended December 31, 2015, 2016 and 2017, respectively. In 2017, the Group determined an impairment loss of $1,750 for software licenses, which were out of service.

Deferred revenue

Deferred revenue

Deferred revenue relates to design fee revenue. Design fee advances are normally received from customers immediately after the design contracts are executed, such advances are recorded as deferred revenue and are recognized as revenue when a pre-agreed milestone has been reached.

Revenue recognition

Revenue recognition

Revenue related to mobile phone business segment

(1)	Product sales

Revenue from sales of products, including feature phones and smart phones designed by the Group and manufactured by Electronics Manufacturing Service (“EMS”) providers, wireless modules as well as other electronic components is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(2)	Design fee

Design fee is a fixed amount paid in installments according to pre-agreed milestones. In general, three milestones are identified in our design contracts with customers: GSM-based handsets industry-based standard referred to as full type approval, or FTA; the regulatory approval for its use in the intended country which, in the case of China, is a China-type approval, or CTA; and the beginning of mass production referred to as shipping acceptance, or SA. The Group recognizes revenues in accordance with authoritative guidance with regard to software revenue recognition based on the proportional performance method using an output measure determined by the achievement of each milestone.

(3)	Component sales

Component sales revenue, including sales of mobile phone components other than finished mobile phone products (such as chips used in mobile products) is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(4)	Brand name phone sales

Revenue from sales of brand name phones, represent mobile phone under the Group’s brands including Tecface, 17FOX and MOBIFOX. The Group’s brand phones are designed by us and manufactured by EMS providers. Revenue is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

Revenue related to real estate business segment

The Group’s rental income includes rents that each tenant pays in accordance with the terms of each lease reported on a straight-line basis over the term of the lease. Since many of the Group’s leases may provide for rental increases at specified intervals, GAAP requires the Group to record a receivable, and include in revenues on a straight-line basis, unbilled rent receivables that the Group will only receive if the tenant makes all rent payments required through the expiration of the initial term of the lease. The Group defers the revenue related to lease payments received from tenants in advance of their due dates.

Rental revenue recognition commences when the tenant takes possession or controls the physical use of the leased space. For the tenant to take possession, the leased space must be substantially ready for its intended use. To determine whether the leased space is substantially ready for its intended use, the Group evaluates whether the Group owns or the tenant owns the tenant improvements. When the Group is the owner of tenant improvements, rental revenue recognition begins when the tenant takes possession of the finished space, which is when such improvements are substantially complete. When the Group concludes that the Group is not the owner (as the tenant is the owner) of tenant improvements, rental revenue recognition begins when the tenant takes possession of or controls the space. When the Group concludes that the Group is the owner of tenant improvements, the Group records the cost to construct the tenant improvements, including costs paid for or reimbursed by the tenants, as a capital asset. When the Group concludes that the tenant is the owner of tenant improvements for accounting purposes, the Group records its contribution towards those improvements as a lease incentive, which is included in deferred leasing costs, net on the consolidated balance sheets and amortized as a reduction to rental income on a straight-line basis over the term of the lease.

The Group’s leases generally provide for tenant reimbursement of a portion of common area maintenance expenses and other operating expenses to the extent that a tenant’s pro rata share of the expenses exceeds a base year level set in the lease or to the extent that the tenant has a lease on a triple net basis. Such cost recoveries from tenants are net with rent income.

Business taxes

The Group’s PRC subsidiaries are subject to business taxes at the rate of 5% on certain types of services and the related revenues are presented net of business taxes incurred. The Group reports revenue net of business taxes. Business taxes deducted in arriving to net revenue during 2015, 2016 and 2017 totaled $227, $65 and $nil, respectively.

Value added tax ("VAT") and VAT refund

Value added tax (“VAT”) and VAT refund

VAT on sales is calculated at 17% on revenue from product and component sales, 6% on revenue from design fees and paid after deducting input VAT on purchases. The Group reports revenue net of VAT. VAT during 2015, 2016 and 2017 totaled $10,108, $9,752 and $4,936, respectively.

For products sold to overseas customers by PRC entities, the Group is entitled to a refund of VAT paid at rate of 13% for some component sales and 17% for other products sales. The Group records VAT refund on accrual basis. VAT refund is recorded as other current assets on the consolidated balance sheets.

For the provisions of qualified revenue from design fees under the VAT reform pilot program, subsidiaries located in Shanghai and Beijing are entitled to a VAT exemption upon the application procedures and approval of in-charge tax authorities while input tax obtained for design activities are not deducted.

Operating leases expense

Operating leases expense

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Product warranty

Product warranty

The Group’s product warranty relates to the provision of bug fixing services to the Group’s designed mobile handset for a period of one to three years commencing upon the mass production of the mobile handset, and warranties to the Group’s customers on the sales of products for a period of one year. Accordingly, the Group’s product warranty accrual reflects management’s best estimate of probable liability under its product warranty. Management determines the warranty based on historical experience and other currently available evidence.

	2015	2016	2017
Balance at beginning of the year	$193	$138	$146
Provision during the year	106	79	77
Reversal during the year	(157)	(66)	(148)
Exchange difference	(4)	(5)	2

Balance at end of the year	$138	$146	$77

Government subsidies and grants

Government subsidies and grants

Some local governments in the PRC give subsidies to companies as an incentive to establish business in their jurisdiction. These government subsidies are recognized as subsidy income in the statements of operations and comprehensive income (loss) when they are received as the Group does not have further obligation to earn these subsidies. The Group recorded government subsidy income of $162, $20 and $209 for the years ended December 31, 2015, 2016 and 2017 respectively.

The Group also receives government grants as compensation of performing government endorsed projects. The grants are refundable until the Group achieves certain performance measures. These government grants are recorded as a liability until earned. The Group recognizes these grants as subsidy income once it completes the relevant projects and achieves the performance measures. The Group did not record such government subsidy income for the years ended December 31, 2015, 2016 and 2017, respectively. The amount of $4,400, $4,177 and $4,181 were recorded as a liability on the balance sheets as of December 31, 2015, 2016 and 2017, respectively.

Research and development expenses

Research and development expenses

Research and development expenses are incurred in the development of handset design and wireless software application. Technological feasibility for the Group’s internally developed products is reached shortly before the products are released to customers. Expenses incurred after technological feasibility has historically been immaterial. Accordingly, the Group has expensed all research and development costs when incurred.

Advertising and marketing expenses

Advertising and marketing expenses

The Group expenses advertising and marketing expenses as incurred. Total advertising and marketing expenses were $64, $3,568 and $962 in 2015, 2016 and 2017, respectively and have been included as part of selling and marketing expenses.

Foreign Currency Translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries located in the PRC are maintained in their local currency, the RMB, which is also the functional currency of these entities. The financial records of the Group’s subsidiaries located in Hong Kong and BVI are maintained in U.S. dollar, which is also the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Exchange gains and losses are recognized in the consolidated statements of comprehensive income (loss). The Group’s entities with functional currency other than U.S. dollar, translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss).

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not identify significant unrecognized tax benefits for years ended December 31, 2015, 2016 and 2017. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the Group’s unrecognized tax benefits would not change significantly within 12 months from December 31, 2017.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income (loss).

Financial instruments

Financial instruments

Financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, accounts payable, notes payable, the put option, amount due to a related party, long-term loan and short-term loans.

Except for the put options and long-term loan, the carrying value of all the aforementioned financial instruments approximates their fair value due to the short-term nature of these instruments. The put option is carried at fair value and the long-term loan approximates its carrying value as the loan bears a floating interest rate, which approximates the prevailing market interest rate.

Concentrations

Concentrations

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and notes receivable. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers; however, upfront deposit based on a portion of the design fee under the contract will generally be required to be received when the design contract is entered into. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The Group’s business depends substantially on the use of certain intellectual property rights. For example, the Group is dependent on QUALCOMM and MediaTek related technology that the Group uses in designing, manufacturing and selling mobile handsets. Suspension or termination of the Group’s license agreements by QUALCOMM or MediaTek could adversely affect the Group’s business and prospects, because the Group may not be able to obtain alternative licenses in a timely manner to meet its customers’ demands.

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues for year 2015, 2016 and 2017.

	Net revenues Year ended December 31,
	2015	2016	2017
A	N/A	N/A	32.7%
B	15.7%	20.9%	25.3%
C	N/A	23.9%	17.9%
D	N/A	N/A	11.9%

	15.7%	44.8%	87.8%

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

	Accounts receivable As of December 31,
	2016	2017
A	N/A	22.4%
E	N/A	18.8%
F	N/A	16.0%
C	25.4%	14.7%
G	19.9%	N/A

	45.3%	71.9%

N/A is represented for less than 10%.

Share-based payment

Share-based payment

Share-based payment transactions with employees, such as share options and nonvested shares, are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expense over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Shares awards issued to non-employees (other than non-employee directors), such as consultants, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Net income (loss) per share

Net income (loss) per share

Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation of the diluted net loss per share in periods when their effect would be anti-dilutive. The effect of the stock options is computed using the treasury stock method.

The Group changed the ratio of its American Depositary Shares (“ADSs”) to ordinary shares, par value US$0.00002 per share (“Shares”), from one (1) ADS to fifteen (15) ordinary shares to one (1) ADS to seventy-five (75) ordinary shares (the “Ratio Change”), effective on March 1, 2016. The Ratio Change had the same effect as one-for-five reverse ADS split to the Group’s ADS holders, but no impact on the number of the ordinary shares issued and outstanding and no new shares were issued in connection with the ADS ratio change.

Recent accounting pronouncements

Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance, and creates guidance for when revenue should be recognized from the exchange of goods or services. ASU No. 2016-08 was issued in March 2016 to clarify the principal versus agent guidance in this new revenue recognition standard. ASU 2016-10 was issued in April 2016 to clarify the guidance on accounting for licenses of intellectual property and identifying performance obligations in the new revenue recognition standard. ASU 2016-12 was issued in May 2016 to clarify the guidance on transition, collectability, noncash consideration and the presentation of sales and other similar taxes in the new revenue recognition standard. ASU 2016-20 was issued in December 2016 to make technical corrections and improvements on narrow aspects of this guidance. ASU No. 2015-14 was issued in August 2015 to defer the effective date of ASU 2014-09 for one year. The new standard permits adoption either by using (i) a full retrospective approach for all periods presented in the period of adoption or (ii) a modified retrospective approach with the cumulative effect of initially applying the new standard recognized at the date of initial application and providing certain additional disclosures. The new standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The Company will adopt the revenue recognition guidance beginning January 1, 2018 using the modified retrospective method of adoption. The Company has determined that the adoption of Topic 606 would not have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”. The amendments in this ASU clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Basically, these amendments provide a screen to determine when a set is not a business. If the screen is not met, the amendments in this ASU first, require that to be considered a business; a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and second, remove the evaluation of whether a market participant could replace missing elements. These amendments take effect for public businesses for fiscal years beginning after December 15, 2017 and interim periods within those periods, and all other entities should apply these amendments for fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019.The Company does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Scope of Modification Accounting, which amends the scope of modification accounting for share-based payment arrangements and provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. For all entities, this ASU is effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. The Company does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815). The amendments in Part I of the Update change the reclassification analysis of certain equity-lined financial instruments (or embedded features) with down round features. The amendments in Part II of this Update re-characterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. For public business entities, the amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments in Part I of this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The amendments in Part II of this Update do not require any transition guidance because those amendments do not have an accounting effect. The Company does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In September 2017, the FASB issued ASU 2017-13, Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), Leases (Topic 840), and Leases (Topic 842). This Accounting Standards Update adds SEC paragraphs pursuant to an SEC Staff Announcement made at the July 20, 2017 Emerging Issues Task Force meeting. The Company does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In November 2017, the FASB issued ASU 2017-14, Income Statement-Reporting Comprehensive Income (Topic 220), Revenue Recognition (Topic 605), and Revenue from Contracts with Customers (Topic 606). This Accounting Standards Update supersedes various SEC paragraphs and amends an SEC paragraphs pursuant to the issuance of Staff Accounting Bulletin No. 116 and SEC Release No.33-10403. The Company does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of operations and cash flows.